Investment Objectives and Goals - LionShares U.S. Equity Total Return ETF	Aug. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LionShares U.S. Equity Total Return ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital growth.